PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consists of the following:

	US dollars
	December 31,
(in thousands)	2013	2012
Operating equipment (*)	46,991	49,793
Office furniture, equipment and computers	25,116	22,976
Land	1,022	1,022
Buildings	2,252	2,731
Vehicles	3,197	3,389
Leasehold improvements	3,099	2,640
	81,677	82,551
Less - accumulated depreciation and amortization (**)	(49,131)	(48,395)
	32,546	34,156

(*)	As December 31, 2013 and 2012, an amount of US$ 25.8 million and US$ 28.8 million is subject to operating lease transactions, respectively.

(**)	As at December 31, 2013 and 2012, an amount of US$ 11.3 million and US$ 14.2 million is subject to operating lease transactions, respectively.